Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of foreign currency transaction exchange rate
	2016	2015	2014
RMB exchange rate at balance sheets dates,	6.6702	6.3638	6.1547
Average RMB exchange rate for each period	6.5321	6.1648	6.1425

Schedule of estimated useful lives of property and equipment
Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

Schedule of income tax expenses
	For the years ended September 30,
	2016	2015	2014
PRC federal statutory tax rate	15%	15%	25%
Income (Loss) before tax	(160)	1,027	(1)
NOL carrying forward	160	(1,027)	1
Computed expected income tax expense	-	-	-
Non-deductible expenses	-	-	-
Effect of tax holidays	-	-	-
Income tax expenses	-	-	-

Schedules of credit risk
Financial instruments	For the years ended September 30,
	2016	2015
Financial institutions located in the PRC	490,819	1,652,507
Financial institutions located in Singapore	748,517	1,090,892
	1,239,336	2,743,399